STOCK OPTIONS AND WARRANTS (Tables)	6 Months Ended
Jun. 30, 2015
Other Liabilities Disclosure [Abstract]
Schedule of Warrany Activity
	Number of Warrant Shares	Weighted Average Exercise Price
Balance, December 31, 2014	104,167	$0.24
Warrants granted and assumed	3,679,162	1.02
Warrants expired	—	—
Warrants cancelled	104,164	—
Warrants exercised	—	—
Balance, June 30, 2015	3,679,162	$1.02